Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
EXPENSES
Consulting fees	$ 98,404	$ 207,390	$ 771,329
Directors' compensation	493,793	1,156,523	99,438
Foreign exchange	9,312	(14,189)	(12,151)
Marketing, advertising, and investor relations	41,600	119,418	551,864
Office and administrative	264,009	278,809	478,248
Professional fees	547,765	437,679	650,196
Regulatory and filing	197,186	186,651	243,079
Research and development	1,180,010	4,999,944	12,180,938
Loss before other items	(2,832,079)	(7,372,225)	(14,962,941)
Impairment of intangible assets	0	0	(2,000)
Interest income	30,133	(0)	(0)
Net and comprehensive loss	$ (2,801,946)	$ (7,372,225)	$ (14,964,941)
Basic loss per share	$ (0.65)	$ (1.98)	$ (6.06)
Diluted loss per share	$ (0.65)	$ (1.98)	$ (6.06)
Weighted average number of common shares outstanding -basic	4,310,168	3,719,775	2,470,383
Weighted average number of common shares outstanding -diluted	4,310,168	3,719,775	2,470,383